Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Revenues	$ 15,995,879	$ 10,996,282	$ 32,271,860	$ 18,329,992	$ 46,660,320	$ 33,315,859
Cost of Revenues	9,935,885	8,883,117	19,396,983	12,730,164	34,786,895	20,326,381
Gross Profit	6,059,994	2,113,165	12,874,877	5,599,828	11,873,425	12,989,478
Operating Expenses:
Advertising	16,921		29,764	53,399	173,445	53,147
Payroll and related expenses	3,107,113	2,557,530	5,603,622	4,532,015	11,273,313	8,181,701
Rent, utilities and property maintenance	260,425	247,231	567,780	463,920	1,020,000	2,680,454
Hauling and equipment maintenance	2,172,949	827,027	3,656,476	2,100,884	5,243,036	5,296,630
Depreciation and amortization expense	2,216,797	2,154,969	4,418,471	4,274,212	8,664,778	7,337,893
Impairment of tangible assets						439,086
Stock based compensation for services				100,000	100,000
Consulting, accounting and legal	325,792	176,529	537,935	600,092	1,818,126	3,179,812
Loss (gain) on asset		88,723	4,191	49,188
Warrants issued for services						3,004,909
Stock compensation						823,500
Other general and administrative expenses	806,502	712,551	1,976,412	1,959,020	3,603,911	3,915,729
Total Operating Expenses	8,906,499	6,764,560	16,794,651	14,132,730	31,694,143	47,251,411
Loss From Operations	(2,846,505)	(4,651,395)	(3,919,774)	(8,532,902)	(19,820,718)	(34,261,933)
Other Income (Expense):
Interest expense and amortization of debt discount	(393,311)	(1,336,449)	(823,663)	(2,147,302)	(2,839,749)	(5,364,703)
Other income (expense)	(1,347)	349	(2,271)	26,970
Shares issued for financing						(52,182)
Other expense						(15,212)
Other income					26,970
Other income - related party					56,100
Change in fair value of derivative liabilities						48,314,949
Loss on extinguishment of debt		56,100		56,100	980,769	(16,351,827)
Equity issued for warrant inducement						(3,029,927)
Loss on conversion of convertible notes						(14,213,480)
Gain on settlement of non-convertible notes payable, accrued interest, and advances						1,056,962
Gain on settlement of non-convertible notes/advances		1,013,796		1,013,796
Total Other Expense	(394,658)	(266,204)	(825,934)	(1,050,436)	(1,775,910)	10,344,580
Net Loss Before Income Taxes	(3,241,163)	(4,917,599)	(4,745,708)	(9,583,338)	(21,596,628)	(23,917,353)
Provision for Income Taxes (Benefit)
Net Loss	(3,241,163)	(4,917,599)	(4,745,708)	(9,583,338)	(21,596,628)	(23,917,353)
Deemed dividend for the reduction of exercise price of warrants				(2,999,964)	(2,999,964)	(52,574,896)
Deemed dividend for the reduction of the conversion price of a debt note						(23,953,940)
Net Loss Available to Common Stockholders	$ (3,241,163)	$ (4,917,599)	$ (4,745,708)	$ (12,583,302)	$ (24,596,592)	$ (100,446,189)
Net Loss Per Common Share:
Basic	$ (3.91)	$ (8.98)	$ (5.72)	$ (25.01)	$ (41.25)	$ (932.14)
Diluted	$ (3.91)	$ (8.98)	$ (5.72)	$ (25.01)	$ (41.21)	$ (601.70)
Weighted Average Common Shares Outstanding:
Basic	829,631	547,695	829,631	503,110	596,352	107,759
Diluted	829,631	547,695	829,631	503,110	596,352	107,759
Nonrelated Party [Member]
Operating Expenses:
Loss (gain) on asset					$ (202,466)
Related Party [Member]
Operating Expenses:
Rent, utilities and property maintenance	$ 0	$ 48,056	$ 0	$ 123,319
Loss (gain) on asset						$ 12,338,550